SEGMENTED INFORMATION (Tables)	6 Months Ended
Jun. 30, 2018
Table Text Block [Abstract]
The following table reconciles Adjusted EBITDA and Funds From Operations, presented in the above tables, to net income as presented in the consolidated statements of income (loss), for the period ended:
												Contribution
	Attributable to Unitholders											from	Attributable
	Hydroelectric			Wind				Solar	Storage	Corporate	Total	equity	to non-	As per
	North			North					and			accounted	controlling	IFRS
($ MILLIONS)	America	Brazil	Colombia	America	Europe	Brazil	Other		Other			investments	interests	financials(1)
Revenues	228	63	53	54	12	10	3	30	20	-	473	(58)	320	735
Other income	5	1	-	-	1	-	-	1	-	-	8	(2)	4	10
Direct operating costs	(68)	(20)	(22)	(16)	(6)	(2)	(1)	(6)	(10)	(6)	(157)	19	(109)	(247)
Share of Adjusted EBITDA from
equity accounted investments	-	-	-	-	-	-	-	-	-	-	-	41	4	45
Adjusted EBITDA	165	44	31	38	7	8	2	25	10	(6)	324	-	219
Management service costs	-	-	-	-	-	-	-	-	-	(21)	(21)	-	-	(21)
Interest expense - borrowings	(40)	(5)	(10)	(14)	(3)	(2)	(1)	(9)	(3)	(23)	(110)	16	(84)	(178)
Current income taxes	(2)	(2)	-	-	(1)	-	-	-	-	-	(5)	1	(3)	(7)
Distributions attributable to
Preferred limited partners equity	-	-	-	-	-	-	-	-	-	(10)	(10)	-	-	(10)
Preferred equity	-	-	-	-	-	-	-	-	-	(6)	(6)	-	-	(6)
Share of interest and cash taxes from
equity accounted investments	-	-	-	-	-	-	-	-	-	-	-	(17)	(4)	(21)
Share of Funds From Operations
attributable to non-controlling interests	-	-	-	-	-	-	-	-	-	-	-	-	(128)	(128)
Funds From Operations	123	37	21	24	3	6	1	16	7	(66)	172	-	-
Depreciation	(56)	(33)	(5)	(29)	(9)	(3)	(1)	(7)	(6)	-	(149)	17	(74)	(206)
Foreign exchange and
unrealized financial instrument loss	(1)	(1)	4	3	6	(8)	(3)	(4)	-	5	1	(6)	(28)	(33)
Deferred income tax expense	(2)	1	(2)	1	1	-	-	1	-	4	4	(3)	(5)	(4)
Other	(8)	(2)	-	(5)	(3)	-	-	(4)	-	(8)	(30)	10	10	(10)
Share of earnings from
equity accounted investments	-	-	-	-	-	-	-	-	-	-	-	(18)	-	(18)
Net loss attributable to
non-controlling interests	-	-	-	-	-	-	-	-	-	-	-	-	97	97
Net income (loss) attributable to Unitholders(2)	56	2	18	(6)	(2)	(5)	(3)	2	1	(65)	(2)	-	-	(2)

  Share of earnings from equity-accounted investments of $6 million is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $31 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net loss attributable to non-controlling interests.
  Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units and LP Units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity and preferred equity.

										Contribution
	Attributable to Unitholders									from	Attributable
	Hydroelectric			Wind			Storage	Corporate	Total	equity	to non-	As per
	North			North			and			accounted	controlling	IFRS
($ MILLIONS)	America	Brazil	Colombia	America	Europe	Brazil	Other			investments	interests	financials(1)
Revenues	270	66	46	40	9	5	11	-	447	(11)	247	683
Other income	-	3	1	-	-	-	-	1	5	-	5	10
Direct operating costs	(71)	(18)	(23)	(9)	(5)	(2)	(7)	(5)	(140)	4	(104)	(240)
Share of Adjusted EBITDA from
equity accounted investments	-	-	-	-	-	-	-	-	-	7	-	7
Adjusted EBITDA	199	51	24	31	4	3	4	(4)	312	-	148
Management service costs	-	-	-	-	-	-	-	(21)	(21)	-	-	(21)
Interest expense - borrowings	(43)	(4)	(10)	(11)	(2)	(1)	(5)	(22)	(98)	3	(61)	(156)
Current income taxes	2	(2)	1	-	-	-	-	-	1	-	3	4
Distributions attributable to
Preferred limited partners equity	-	-	-	-	-	-	-	(7)	(7)	-	-	(7)
Preferred equity	-	-	-	-	-	-	-	(6)	(6)	-	-	(6)
Share of interest and cash taxes from
equity accounted investments	-	-	-	-	-	-	-	-	-	(3)	-	(3)
Share of Funds From Operations
attributable to non-controlling interests	-	-	-	-	-	-	-	-	-	-	(90)	(90)
Funds From Operations	158	45	15	20	2	2	(1)	(60)	181	-	-
Depreciation	(56)	(34)	(8)	(21)	(3)	(2)	(6)	-	(130)	3	(71)	(198)
Foreign exchange and
unrealized financial instrument loss	-	-	1	-	(6)	-	-	(7)	(12)	-	6	(6)
Deferred income tax (expense) recovery	(11)	-	(4)	6	1	-	-	5	(3)	-	(13)	(16)
Other	(9)	(5)	7	2	2	1	4	-	2	(1)	22	23
Share of earnings from
equity accounted investments	-	-	-	-	-	-	-	-	-	(2)	-	(2)
Net loss attributable to
non-controlling interests	-	-	-	-	-	-	-	-	-	-	56	56
Net income (loss) attributable to Unitholders(2)	82	6	11	7	(4)	1	(3)	(62)	38	-	-	38

  Share of earnings from equity-accounted investments of $2 million is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $34 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net loss attributable to non-controlling interests.
  Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units and LP Units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity and preferred equity.

												Contribution
	Attributable to Unitholders											from	Attributable
	Hydroelectric			Wind				Solar	Storage	Corporate	Total	equity	to non-	As per
	North			North					and			accounted	controlling	IFRS
($ MILLIONS)	America	Brazil	Colombia	America	Europe	Brazil	Other		Other			investments	interests	financials(1)
Revenues	489	132	106	108	29	18	5	48	37	-	972	(97)	653	1,528
Other income	5	2	1	1	1	-	-	3	-	1	14	(4)	9	19
Direct operating costs	(138)	(39)	(45)	(30)	(12)	(5)	(2)	(10)	(18)	(12)	(311)	32	(224)	(503)
Share of Adjusted EBITDA from
equity accounted investments	-	-	-	-	-	-	-	-	-	-	-	69	12	81
Adjusted EBITDA	356	95	62	79	18	13	3	41	19	(11)	675	-	450	-
Management service costs	-	-	-	-	-	-	-	-	-	(42)	(42)	-	-	(42)
Interest expense - borrowings	(84)	(12)	(20)	(28)	(6)	(4)	(2)	(15)	(7)	(48)	(226)	25	(157)	(358)
Current income taxes	(3)	(5)	-	(1)	(1)	-	-	-	-	-	(10)	1	(5)	(14)
Distributions attributable to
Preferred limited partners equity	-	-	-	-	-	-	-	-	-	(19)	(19)	-	-	(19)
Preferred equity	-	-	-	-	-	-	-	-	-	(13)	(13)	-	-	(13)
Share of interest and cash taxes from
equity accounted investments	-	-	-	-	-	-	-	-	-	-	-	(26)	(10)	(36)
Share of Funds From Operations
attributable to non-controlling interests	-	-	-	-	-	-	-	-	-	-	-	-	(278)	(278)
Funds From Operations	269	78	42	50	11	9	1	26	12	(133)	365	-	-	-
Depreciation	(113)	(71)	(10)	(55)	(17)	(7)	(2)	(13)	(12)	-	(300)	29	(148)	(419)
Foreign exchange and
unrealized financial instrument loss	1	(1)	1	3	5	(8)	(1)	(3)	(2)	13	8	(6)	(27)	(25)
Deferred income tax expense	(6)	1	(3)	(5)	1	-	-	-	-	9	(3)	(1)	(9)	(13)
Other	(18)	(4)	-	(5)	(3)	-	(2)	(10)	(9)	(13)	(64)	17	(7)	(54)
Share of earnings from
equity accounted investments	-	-	-	-	-	-	-	-	-	-	-	(39)	-	(39)
Net income attributable to
non-controlling interests	-	-	-	-	-	-	-	-	-	-	-	-	191	191
Net income (loss) attributable to Unitholders(2)	133	3	30	(12)	(3)	(6)	(4)	-	(11)	(124)	6	-	-	6

  Share of earnings from equity-accounted investments of $6 million is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $87 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests.
  Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units and LP Units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity and preferred equity.

										Contribution
	Attributable to Unitholders									from	Attributable
	Hydroelectric			Wind			Storage	Corporate	Total	equity	to non-	As per
	North			North			and			accounted	controlling	IFRS
($ MILLIONS)	America	Brazil	Colombia	America	Europe	Brazil	Other			investments	interests	financials(1)
Revenues	525	118	93	79	24	9	24	-	872	(20)	508	1,360
Other income	-	6	2	-	-	-	-	1	9	-	9	18
Direct operating costs	(132)	(31)	(47)	(17)	(9)	(3)	(17)	(11)	(267)	9	(215)	(473)
Share of Adjusted EBITDA from
equity accounted investments	-	-	-	-	-	-	-	-	-	11	-	11
Adjusted EBITDA	393	93	48	62	15	6	7	(10)	614	-	302	-
Management service costs	-	-	-	-	-	-	-	(37)	(37)	-	-	(37)
Interest expense - borrowings	(88)	(10)	(22)	(21)	(6)	(2)	(8)	(43)	(200)	6	(125)	(319)
Current income taxes	1	(5)	(1)	-	-	-	-	-	(5)	-	(7)	(12)
Distributions attributable to
Preferred limited partners equity	-	-	-	-	-	-	-	(13)	(13)	-	-	(13)
Preferred equity	-	-	-	-	-	-	-	(12)	(12)	-	-	(12)
Share of interest and cash taxes from
equity accounted investments	-	-	-	-	-	-	-	-	-	(6)	-	(6)
Share of Funds From Operations
attributable to non-controlling interests	-	-	-	-	-	-	-	-	-	-	(170)	(170)
Funds From Operations	306	78	25	41	9	4	(1)	(115)	347	-	-	-
Depreciation	(109)	(70)	(16)	(41)	(12)	(3)	(12)	-	(263)	6	(141)	(398)
Foreign exchange and
unrealized financial instrument loss	(4)	(3)	1	1	(6)	-	-	(16)	(27)	1	-	(26)
Deferred income tax expense	(18)	2	(6)	6	2	-	-	11	(3)	-	(18)	(21)
Other	(10)	(5)	7	1	2	1	4	-	-	(1)	22	21
Share of earnings from
equity accounted investments	-	-	-	-	-	-	-	-	-	(6)	-	(6)
Net income attributable to
non-controlling interests	-	-	-	-	-	-	-	-	-	-	137	137
Net income (loss) attributable to Unitholders(2)	165	2	11	8	(5)	2	(9)	(120)	54	-	-	54

  Share of of loss from equity-accounted investments of $1 million is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $33 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests.
  Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units and LP Units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity and preferred equity.

The following table presents consolidated revenue split by geographical region:
	Three months ended June 30		Six months ended June 30
(MILLIONS)	2018	2017	2018	2017
United States	$245	$255	$495	$488
Colombia	219	190	442	388
Canada	97	126	226	259
Brazil	106	91	209	167
Europe	24	21	68	58
Other	44	-	88	-
	735	683	1,528	1,360

The following table presents consolidated property, plant and equipment and equity-accounted investments split by geographical region:
	Jun 30	Dec 31
(MILLIONS)	2018	2017
United States	$11,311	$11,131
Colombia	5,468	5,401
Canada	5,496	5,810
Brazil	2,916	3,479
Europe	1,379	1,332
Other	327	664
	26,897	27,817